MATERIAL ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.0824	1.0814	1.0530
Closing exchange rate (per Euro)	1.0389	1.1050	1.0666
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8466	0.8699	0.8528
Closing exchange rate (per Euro)	0.8292	0.8691	0.8869
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	0.9526	0.9717	1.0047
Closing exchange rate (per Euro)	0.9412	0.9260	0.9847
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	163.8519	151.8540	138.0274
Closing exchange rate (per Euro)	163.0600	156.3300	140.6600
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.7875	7.6568	7.0788
Closing exchange rate (per Euro)	7.5833	7.8509	7.3582
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.6397	1.6283	1.5167
Closing exchange rate (per Euro)	1.6772	1.6263	1.5693
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4458	1.4521	1.4512
Closing exchange rate (per Euro)	1.4164	1.4591	1.4300
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4821	1.4595	1.3695
Closing exchange rate (per Euro)	1.4948	1.4642	1.4440
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.4454	8.4663	8.2451
Closing exchange rate (per Euro)	8.0686	8.6314	8.3163